Earnings Per Common Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Common Share	Earnings Per Common Share We present basic and diluted earnings per share. Basic earnings per share is calculated by dividing the net income (loss) by the weighted average number of common shares outstanding. Diluted earnings per share reflect the potential dilution that would occur if all “in the money” securities to issue common shares were exercised.
The following schedule summarizes the information used to compute earnings per common share for the years ended December 31, 2021, 2020 and 2019:

(in thousands, except per share data)	2021	2020	2019
Net income (loss)	$512,599	$359,188	($41,455)

Weighted average number of common shares used to compute basic net income per common share	227,983	228,427	226,777
Dilutive effect of stock options and restrictive stock units	3,403	3,350	—
Dilutive effect of outstanding warrants	648	2,437	—
Weighted average number of common shares used to compute diluted net income per common share	232,034	234,214	226,777
Outstanding options and awards having no dilutive effect, not included in above calculation	8	11	107
Outstanding warrants having no dilutive effect, not included in above calculation	19,912	26,438	32,938

Basic earnings (loss) per common share	$2.25	$1.57	($0.18)
Diluted earnings (loss) per common share	$2.21	$1.53	($0.18)
For purposes of considering the 2027 Notes in determining diluted earnings (loss) per common share, only an excess of the conversion value over the principal amount would have a dilutive impact using the treasury stock method. Since the 2027 Notes were out of the money and anti-dilutive during the period from December 17, 2020 through December 31, 2021, they were excluded from the diluted earnings (loss) per common share calculation in 2020 and 2021.
Due to the net loss for the year ended December 31, 2019, stock options and restricted stock units representing approximately 3.9 million weighted-average shares of common stock and warrants representing 1.7 million shares of common stock were excluded from the computation of diluted net loss because the impact would have been antidilutive.